21. INCOME TAX AND DEFERRED TAXES (Details 8) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax And Deferred Taxes Tables
Income tax	$ 14,549,204	$ 28,251,874
Provision for taxes	4,260,475	1,369,384
Other	3,887	607
Total current tax liabilities	$ 18,813,566	$ 29,621,865